Summary of Significant Accounting Policies - Impact on Statement of Cash Flows (Details) - Restatement of redeemable common stock as temporary equity - USD ($)	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Reported
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	$ 240,513,990	$ 240,513,990
Change in value of Class A ordinary shares subject to possible redemption	(8,038,720)	(8,038,720)
Adjustment
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	(240,513,990)	(240,513,990)
Change in value of Class A ordinary shares subject to possible redemption	$ 8,038,720	$ 8,038,720